Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Stacy P. Methvin is an independent member of our general partner’s board of directors and is also a director of one of our customers.  We received tariff, terminalling and other ancillary revenue from this customer of $16.6 million, $21.7 million and $29.6 million for the periods ending December 31, 2017, 2018 and 2019, respectively. We recorded a receivable of $1.9 million and $3.8 million from this customer at December 31, 2018 and 2019, respectively.  We also made a one-time payment of $0.2 million in 2019 to a subsidiary of this customer for an easement related to one of our expansion projects.

See Note 6 – Investments in Non-Controlled Entities for a discussion of transactions with our joint venture affiliates.